Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans, net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable	¥ 175,820,629		¥ 188,719,449	¥ 106,479,154	$ 24,087,327	$ 25,854,459
Loan receivable from Xiaoying, net	4,828,316,995		4,947,833,357		661,476,716
Allowance for loans receivable at beginning of the year	188,719,449	$ 25,854,459	106,479,154	55,335,741
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	225,815,327	30,936,573	233,350,276	164,641,879
Charge-offs	238,714,147	32,703,705	151,109,981	113,498,466
Allowance for loans receivable at end of the year	175,820,629	24,087,327	188,719,449	106,479,154
Loans receivable, gross	5,004,137,624		5,136,552,806		685,564,043
Recoveries of charge-off of loans receivables	9,251,001	1,267,382	13,488,360	12,189,107
Xiaoying Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable	0		0	0	0	0
Loan receivable from Xiaoying, net	0		8,656,846
Loans receivable acquired during the year | $					$ 0	$ 0
Allowance for loans receivable at beginning of the year	0	0	0	0
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	(4,156,904)	(569,494)	(4,213,234)	(6,066,176)
Charge-offs	4,156,904	569,494	4,213,234	6,066,176
Allowance for loans receivable at end of the year	0	0	0	0
Loans receivable, gross	0		8,656,846
Recoveries of charge-off of loans receivables	6,929,931	$ 949,397	5,617,646	¥ 8,088,235
Xiaoying Housing Loan | Overdue 1 - 2 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0		0
Xiaoying Housing Loan | Overdue 2 - 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0		0
Xiaoying Housing Loan | Overdue over 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 0		¥ 8,656,846